Schedule of financial risk management (Details) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contract assets	$ 83,241	$ 10,642	$ 11,931
Lifetime expected credit losses [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loss allowance		43,449	253,461
Lifetime expected credit losses [member] | Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Loss allowance		(4,357)	(26,049)
Lifetime expected credit losses [member] | Carrying amount [member]
IfrsStatementLineItems [Line Items]
Loss allowance		39,092	227,412
12-month expected credit losses [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other receivables (exclude prepayments and GST receivables)		39,247	108,296
Contract assets		10,642	11,931
12-month expected credit losses [member] | Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Other receivables (exclude prepayments and GST receivables)
Contract assets
12-month expected credit losses [member] | Carrying amount [member]
IfrsStatementLineItems [Line Items]
Other receivables (exclude prepayments and GST receivables)		39,247	108,296
Contract assets		$ 10,642	$ 11,931